QQQX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.2%
	COMMON STOCKS – 100.1%
	Air Freight & Logistics – 0.1%
3,020	FedEx Corp	$439,621
	Airlines – 0.5%
33,821	Delta Air Lines Inc.	1,948,090
7,356	Ryanair Holdings PLC	488,291
28,693	Southwest Airlines Co	1,549,709
	Total Airlines	3,986,090
	Auto Components – 0.2%
29,023	American Axle & Manufacturing Holdings Inc	238,569
23,986	Gentex Corp	660,455
4,609	Lear Corp	543,401
	Total Auto Components	1,442,425
	Automobiles – 0.1%
53,641	Ford Motor Co	491,352
	Banks – 0.1%
5,455	JPMorgan Chase & Co	641,999
	Beverages – 0.8%
24,872	Brown-Forman Corp, Class B	1,561,464
99,279	Monster Beverage Corp, (2)	5,764,139
	Total Beverages	7,325,603
	Biotechnology – 7.7%
9,056	Agios Pharmaceuticals Inc, (2)	293,414
15,331	Alkermes PLC, (2)	299,108
125,133	Amgen Inc, (3)	24,214,487
30,946	Biogen Inc, (2)	7,204,848
137,136	Celgene Corp, (2), (3)	13,617,605
219,937	Gilead Sciences Inc., (3)	13,939,607
67,590	ImmunoGen Inc, (2)	163,568
11,495	Ionis Pharmaceuticals Inc, (2)	688,665
14,078	Myriad Genetics Inc, (2)	403,053
19,200	Regeneron Pharmaceuticals Inc, (2)	5,326,080
13,285	Seattle Genetics Inc, (2)	1,134,539
3,945	United Therapeutics Corp, (2)	314,614
	Total Biotechnology	67,599,588
0

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 0.6%
10,802	Moody's Corp	$2,212,574
26,703	Morgan Stanley	1,139,417
12,686	SEI Investments Co	751,709
7,968	T Rowe Price Group Inc	910,344
	Total Capital Markets	5,014,044
	Chemicals – 0.3%
6,428	Ecolab Inc	1,273,001
3,290	Sherwin-Williams Co	1,809,073
	Total Chemicals	3,082,074
	Commercial Services & Supplies – 0.5%
11,265	Copart Inc, (2)	904,917
8,298	IAA Inc, (2)	346,276
8,298	KAR Auction Services Inc	203,716
16,365	Tetra Tech Inc	1,419,827
7,836	Waste Connections Inc	720,912
10,274	Waste Management Inc	1,181,510
	Total Commercial Services & Supplies	4,777,158
	Communications Equipment – 4.3%
745,000	Cisco Systems Inc, (3)	36,810,450
5,452	F5 Networks Inc, (2)	765,570
	Total Communications Equipment	37,576,020
	Containers & Packaging – 0.1%
4,364	Ball Corp	317,743
10,909	International Paper Co	456,214
	Total Containers & Packaging	773,957
	Distributors – 0.2%
3,763	Genuine Parts Co	374,757
8,507	Pool Corp	1,715,862
	Total Distributors	2,090,619
	Diversified Consumer Services – 0.3%
47,131	Service Corp International/US	2,253,333
	Electrical Equipment – 0.2%
10,254	Rockwell Automation Inc	1,689,859
	Electronic Equipment, Instruments & Components – 0.5%
13,253	Amphenol Corp, Class A	1,278,914
4,010	Arrow Electronics Inc, (2)	299,066
6,503	Avnet Inc	289,286
33,069	Corning Inc	943,128
8,393	Keysight Technologies Inc, (2)	816,219

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
15,009	National Instruments Corp	$630,228
	Total Electronic Equipment, Instruments & Components	4,256,841
	Energy Equipment & Services – 0.0%
35,571	Nabors Industries Ltd	66,518
40,695	Transocean Ltd	181,906
	Total Energy Equipment & Services	248,424
	Entertainment – 0.0%
10,583	Cinemark Holdings Inc	408,927
	Equity Real Estate Investment Trust – 0.4%
20,097	Apartment Investment & Management Co, Class A	1,047,858
59,567	CubeSmart	2,078,888
3,380	Retail Value Inc	125,195
32,514	SITE Centers Corp	491,287
	Total Equity Real Estate Investment Trust	3,743,228
	Food & Staples Retailing – 0.3%
4,146	Casey's General Stores Inc	668,169
27,602	Kroger Co	711,580
9,491	Sysco Corp	753,585
22,148	US Foods Holding Corp, (2)	910,283
	Total Food & Staples Retailing	3,043,617
	Food Products – 0.2%
16,583	Conagra Brands Inc	508,766
5,782	Hain Celestial Group Inc, (2)	124,168
12,000	Pilgrim's Pride Corp, (2)	384,540
4,147	Post Holdings Inc, (2)	438,919
	Total Food Products	1,456,393
	Health Care Equipment & Supplies – 1.5%
74,842	Abbott Laboratories, (3)	6,262,030
3,982	Becton Dickinson and Co, (3)	1,007,287
17,456	Danaher Corp	2,521,170
9,202	Hill-Rom Holdings Inc	968,326
4,050	Stryker Corp, (3)	876,015
12,110	Zimmer Biomet Holdings Inc, (3)	1,662,340
	Total Health Care Equipment & Supplies	13,297,168
	Health Care Providers & Services – 0.2%
4,464	McKesson Corp, (3)	610,050
8,669	Universal Health Services Inc, Class B	1,289,514
	Total Health Care Providers & Services	1,899,564

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.5%
22,598	Carnival Corp	$987,759
10,909	Darden Restaurants Inc	1,289,662
31,857	Restaurant Brands International Inc	2,266,307
	Total Hotels, Restaurants & Leisure	4,543,728
	Household Durables – 0.2%
45,314	KB Home	1,540,676
	Industrial Conglomerates – 0.1%
6,260	Honeywell International Inc	1,059,192
	Insurance – 0.3%
25,800	Fidelity National Financial Inc	1,145,778
13,092	Globe Life Inc	1,253,690
	Total Insurance	2,399,468
	Interactive Media & Services – 15.2%
32,600	Alphabet Inc, Class A, (2)	39,809,164
33,600	Alphabet Inc, Class C, (2), (3)	40,958,400
46,910	Baidu Inc, (2), (3)	4,820,471
240,000	Facebook Inc., Class A, (2)	42,739,200
19,201	IAC/InterActiveCorp	4,185,242
32,728	Twitter Inc, (2)	1,348,394
	Total Interactive Media & Services	133,860,871
	Internet & Direct Marketing Retail – 13.5%
53,000	Amazon.com Inc, (2)	92,003,230
9,274	Booking Holdings Inc, (2)	18,201,245
229,104	eBay Inc, (3)	8,930,474
	Total Internet & Direct Marketing Retail	119,134,949
	IT Services – 4.5%
7,911	Black Knight Inc, (2)	483,046
13,463	DXC Technology Co	397,159
25,966	Fidelity National Information Services Inc	3,447,246
20,955	Genpact Ltd	812,006
25,384	Global Payments Inc	4,036,056
64,256	Infosys Ltd	730,591
49,092	Jack Henry & Associates Inc	7,165,959
5,465	Leidos Holdings Inc	469,334
213,259	PayPal Holdings Inc, (2)	22,091,500
6,733	Perspecta Inc	175,866
	Total IT Services	39,808,763
	Life Sciences Tools & Services – 0.6%
63,277	Agilent Technologies Inc	4,848,916

Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)
5,224	Charles River Laboratories International Inc, (2)	$691,501
	Total Life Sciences Tools & Services	5,540,417
	Machinery – 0.2%
10,391	Caterpillar Inc	1,312,487
8,734	Fortive Corp	598,803
	Total Machinery	1,911,290
	Media – 4.2%
5,347	AMC Networks Inc., Class A, (2)	262,859
20,947	CBS Corp., Class B	845,630
741,861	Comcast Corp, Class A, (3)	33,443,094
86,878	News Corp, Class A	1,209,342
72,100	News Corp, Class B	1,030,669
7,458	WPP PLC, Sponsored ADR	466,796
	Total Media	37,258,390
	Multiline Retail – 0.2%
69,505	JC Penney Co Inc	61,783
7,528	Kohl's Corp	373,841
11,020	Target Corp	1,178,148
	Total Multiline Retail	1,613,772
	Oil, Gas & Consumable Fuels – 0.1%
9,491	Continental Resources Inc/OK	292,228
10,146	Devon Energy Corp	244,113
26,076	Marathon Oil Corp	319,952
12,330	Noble Energy Inc	276,932
28,041	QEP Resources Inc	103,752
16,802	Range Resources Corp	64,183
	Total Oil, Gas & Consumable Fuels	1,301,160
	Pharmaceuticals – 0.1%
6,499	Jazz Pharmaceuticals PLC, (2)	832,782
	Professional Services – 0.3%
11,246	IHS Markit Ltd, (2)	752,133
12,505	ManpowerGroup Inc	1,053,421
21,381	Robert Half International Inc	1,190,066
	Total Professional Services	2,995,620
	Semiconductors & Semiconductor Equipment – 11.9%
100,370	Analog Devices Inc	11,214,340
341,819	Applied Materials Inc, (3)	17,056,768
709,241	Intel Corp, (3)	36,547,189
90,004	NVIDIA Corp	15,666,996

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
30,423	ON Semiconductor Corp, (2)	$584,426
6,473	Power Integrations Inc	585,353
257,470	QUALCOMM Inc, (3)	19,639,812
11,070	Silicon Laboratories Inc, (2)	1,232,645
22,000	Skyworks Solutions Inc	1,743,500
21,819	Taiwan Semiconductor Manufacturing Co Ltd	1,014,147
	Total Semiconductors & Semiconductor Equipment	105,285,176
	Software – 15.1%
19,637	ANSYS Inc, (2)	4,346,846
58,910	Autodesk Inc, (2)	8,701,007
13,077	CDK Global Inc	628,873
5,245	j2 Global Inc, (3)	476,351
825,000	Microsoft Corp, (3)	114,699,750
1,728	MicroStrategy Inc., Class A, (2), (3)	256,383
24,247	Open Text Corp	989,520
43,639	Oracle Corp	2,401,454
13,531	PTC Inc, (2)	922,544
	Total Software	133,422,728
	Specialty Retail – 0.8%
16,258	Aaron's Inc	1,044,739
4,877	Advance Auto Parts Inc	806,656
873	AutoZone Inc, (2)	946,873
18,001	Bed Bath & Beyond Inc	191,531
21,819	CarMax Inc, (2)	1,920,072
19,136	Dick's Sporting Goods Inc	780,940
10,146	Foot Locker Inc	437,901
15,820	Michaels Cos Inc, (2)	154,878
15,274	Sally Beauty Holdings Inc, (2)	227,430
19,420	Urban Outfitters Inc, (2)	545,508
	Total Specialty Retail	7,056,528
	Technology Hardware, Storage & Peripherals – 12.9%
500,000	Apple Inc, (3)	111,985,000
20,777	Hewlett Packard Enterprise Co	315,187
29,000	NetApp Inc	1,522,790
	Total Technology Hardware, Storage & Peripherals	113,822,977
	Textiles, Apparel & Luxury Goods – 0.2%
8,067	PVH Corp	711,751
4,144	Ralph Lauren Corp	395,628
19,420	Skechers USA Inc., Class A, (2)	725,337
	Total Textiles, Apparel & Luxury Goods	1,832,716

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.1%
31,206	Sprint Corp, (2)	$192,541
20,995	Telephone & Data Systems Inc	541,671
14,195	United States Cellular Corp, (2)	533,448
	Total Wireless Telecommunication Services	1,267,660
	Total Common Stocks (cost $297,343,801)	884,026,767

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 0.1%
10,000	Vanguard Total Stock Market ETF	$1,510,000
	Total Exchange-Traded Funds (cost $1,515,077)	1,510,000
	Total Long-Term Investments (cost $298,858,878)	885,536,767

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$2,368	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $2,368,137, collateralized $2,260,000 U.S. Treasury Notes, 2.375%, due 5/15/29, value $2,420,392	0.850%	10/01/19	$2,368,081
	Total Short-Term Investments (cost $2,368,081)			2,368,081
	Total Investments (cost $301,226,959) – 100.5%			887,904,848
	Other Assets Less Liabilities – (0.5)% (5)			(4,603,071)
	Net Assets Applicable to Common Shares – 100%			$883,301,777
Investments in Derivatives
Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
NASDAQ® 100 INDEX	Call	(500)	$(395,000,000)	$7,900	10/18/19	$(2,715,000)
NASDAQ® 100 INDEX	Call	(60)	(48,450,000)	8,075	10/18/19	(61,500)
S&P 500® Index	Put	(62)	(17,670,000)	2,850	10/18/19	(63,860)
Total Options Written (premiums received $6,242,209)		(622)	$(461,120,000)			$(2,840,360)

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$884,026,767	$ —	$ —	$884,026,767
Exchange-Traded Funds	1,510,000	—	—	1,510,000
Short-Term Investments:
Repurchase Agreements	—	2,368,081	—	2,368,081
Investments in Derivatives:
Options Written	(2,840,360)	—	—	(2,840,360)
Total	$882,696,407	$2,368,081	$ —	$885,064,488

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor's